Trustee Taxes and Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Trustee Taxes and Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Barging transportation, product storage and other ancillary cost accruals	$24,022	$47,837
Employee compensation	12,735	13,716
Accrued interest	3,331	1,090
RIN and RVO deficiency	13,068	—
RIN loss on forward commitments	6,166	—
Other	6,641	9,889

Total	$65,963	$71,442